Average Annual Total Returns{- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® Income Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	9.07%	5.92%	[1]	7.51%	4.76%	[1]	8.61%	6.07%	[1]

[1]	(a)From June 7, 2017